NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes
Unrecognized tax benefits	¥ 0	¥ 0	¥ 0
Capitalized computer software costs
Capitalized Computer Software Costs
Estimated useful life	5 years